NON-CONTROLLING INTEREST (Tables)	3 Months Ended
Jun. 30, 2021
Non-controlling Interest
Schedule of non-controlling interest

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2021	$–	$–	$46,173	$(20)	$46,153
Stock-based compensation expense	–	–	98	–	98
Net (loss) attributable to non-controlling interest	–	–	(140)	(17)	(157)
Non-controlling interest as of June 30, 2021	$–	$–	$46,131	$(37)	$46,094

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Stock-based compensation expense	–	–	295	–	295
Net income attributable to non-controlling interest	–	–	41		41
Non-controlling interest as of June 30, 2020	$(81)	$2,451	$47,048	$28	$49,446